Note 5 - Allowance For Doubtful Accounts And Loans	12 Months Ended
Mar. 31, 2012
Allowance for Credit Losses [Text Block]
5.        ALLOWANCE FOR DOUBTFUL ACCOUNTS AND LOANS

An analysis of the allowance for doubtful accounts and loans for the years ended March 31, 2010, 2011 and 2012 is as follows:

	Thousands of Yen
	Balance at Beginning of Year	Credits Charged Off	Provision for (Reversal of) Doubtful Accounts	Other	Balance at End of Year

Year ended March 31, 2010	¥123,293	¥(17,842)	¥40,467	-	¥145,918

Year ended March 31, 2011	¥145,918	¥(7,376)	¥(10,522)	¥14,851	¥142,871

Year ended March 31, 2012	¥142,871	¥(19,878)	¥82,046	-	¥205,039

	Thousands of U.S. Dollars
	Balance at Beginning of Year	Credits Charged Off	Provision for Doubtful Accounts	Other	Balance at End of Year

Year ended March 31, 2012	$1,734	$(242)	$996	-	$2,488

Other for the year ended March 31, 2011 was the allowance for doubtful accounts of IIJ-Global assumed from AT&T Japan on September 1, 2010.